PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 2,619	$ 2,156
Less: accumulated depreciation	(1,637)	(1,221)
Total property and equipment, net	982	935
Depreciation and amortization	416	302	$ 184
Computers [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	658	392
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	151	132
Molds [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	1,527	1,398
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 283	$ 234